Subordinated loans (Tables)	6 Months Ended
Jun. 30, 2020
Subordinated loans [abstract]
Schedule of Subordinated Loans by Group Companies
11 Subordinated loans

Subordinated loans by group companies
	30 June 2020	31 December 2019
ING Groep N.V.	13,691	13,069
ING Group companies	3,007	3,519
	16,697	16,588

Schedule of Changes in Subordinated Loans
Changes in subordinated loans
	30 June 2020	31 December 2019
Opening balance as at 1 January	16,588	13,724
New issuances	2,165	3,429
Repayments	–2,608	–933
Exchange rate differences and other	553	367
Closing balance	16,697	16,588